QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
Net sales	$ 620,090	$ 713,489	$ 772,752	$ 553,998	$ 525,738	$ 651,780	$ 738,436	$ 554,494	$ 2,660,329	$ 2,470,448	$ 2,054,933
Gross profit	72,756	89,586	96,988	66,012	64,229	78,289	80,216	57,818	325,342	280,552	225,109
Net earnings	10,955	20,492	22,449	7,668	8,660	15,015	16,373	5,756	61,564	45,804	26,010
Net earnings attributable to controlling interest	$ 9,312	$ 19,234	$ 21,789	$ 7,216	$ 7,995	$ 14,091	$ 15,772	$ 5,224	$ 57,551	$ 43,082	$ 23,934
Basic earnings per share (in dollars per share)	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ 2.87	$ 2.16	$ 1.21
Diluted earnings per share (in dollars per share)	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ 2.86	$ 2.15	$ 1.21